NOTE 10 - SHORT TERM LOANS PAYABLE (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jul. 09, 2012
Debt Disclosure [Abstract]
Notes Payable, Related Parties			$ 30,000
Debt Instrument, Interest Rate, Effective Percentage	6.00%		6.00%
Notes Payable, Related Parties, Current		24,839
Increase (Decrease) in Due to Related Parties	56,290
Short Term Note Due to Officers or Stockholders	9,856
Notes Payable	$ 18,977